Accounts Payable	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Accounts payable
12	Accounts payable

	12/31/2024	12/31/2023
Accrued liabilities (i)	16,533	—
Temporal deposit from clients (ii)	11,561	—
Dividends payable	3,791	3,791
Lease payable – prior month expense	1,840	2,161
Treasury shares acquisition	810	—
Related Parties	805	—
Other payables	3,327	68

	38,667	6,020

(i)	Fees, commissions, and other payables.
(ii)	Comprises temporal payments made by client to invest in Mexican Investment Fund through the investment manager.